Cash equivalents	12 Months Ended
Jun. 30, 2024
Cash equivalents [abstract]
Cash equivalents	Cash equivalents
Accounting policy
Cash equivalents are comprised of short-term highly liquid investments with a maturity of three months or less, that are readily convertible to a known amount of cash and subject to an insignificant risk of changes in value.

	Annual yield	2024	2023

Cash equivalents (R$)	65% to 110% CDI (i)	881,848	304,292
Cash equivalents (COP)	11.94% DTF(ii)	18,482	22,003
Cash equivalents (US$)	3.81% a year (iii)	11,005	237,999

Total cash equivalents		911,335	564,294
(i)Represents the Brazilian interbank deposit rate, which is an average of the overnight interbank rates in Brazil (the "CDI").
(ii)Colombian investment rate, which is an average of interbank and corporate finance ("DTF").
(iii)Average annualized yield obtained in the last year from overseas bank accounts.